Financial instruments - Suppliers Past Due on Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial instruments [Line Items]
Suppliers past due on payments	$ 1,305	$ 3,093
Goods
Financial instruments [Line Items]
Suppliers past due on payments	787	1,350
Services
Financial instruments [Line Items]
Suppliers past due on payments	454	1,665
Others
Financial instruments [Line Items]
Suppliers past due on payments	64	78
Up to 30 Days
Financial instruments [Line Items]
Suppliers past due on payments	933	2,431
Up to 30 Days | Goods
Financial instruments [Line Items]
Suppliers past due on payments	458	864
Up to 30 Days | Services
Financial instruments [Line Items]
Suppliers past due on payments	443	1,557
Up to 30 Days | Others
Financial instruments [Line Items]
Suppliers past due on payments	32	10
31 – 60 days
Financial instruments [Line Items]
Suppliers past due on payments	112	224
31 – 60 days | Goods
Financial instruments [Line Items]
Suppliers past due on payments	80	158
31 – 60 days | Services
Financial instruments [Line Items]
Suppliers past due on payments	0	57
31 – 60 days | Others
Financial instruments [Line Items]
Suppliers past due on payments	32	9
61 – 90 Days
Financial instruments [Line Items]
Suppliers past due on payments	121	101
61 – 90 Days | Goods
Financial instruments [Line Items]
Suppliers past due on payments	121	77
61 – 90 Days | Services
Financial instruments [Line Items]
Suppliers past due on payments	0	24
61 – 90 Days | Others
Financial instruments [Line Items]
Suppliers past due on payments	0	0
91 – 120 days
Financial instruments [Line Items]
Suppliers past due on payments	70	74
91 – 120 days | Goods
Financial instruments [Line Items]
Suppliers past due on payments	61	66
91 – 120 days | Services
Financial instruments [Line Items]
Suppliers past due on payments	9	8
91 – 120 days | Others
Financial instruments [Line Items]
Suppliers past due on payments	0	0
121 – 365 days
Financial instruments [Line Items]
Suppliers past due on payments	69	263
121 – 365 days | Goods
Financial instruments [Line Items]
Suppliers past due on payments	67	185
121 – 365 days | Services
Financial instruments [Line Items]
Suppliers past due on payments	2	19
121 – 365 days | Others
Financial instruments [Line Items]
Suppliers past due on payments	0	59
366 and more days
Financial instruments [Line Items]
Suppliers past due on payments	0	0
366 and more days | Goods
Financial instruments [Line Items]
Suppliers past due on payments	0	0
366 and more days | Services
Financial instruments [Line Items]
Suppliers past due on payments	0	0
366 and more days | Others
Financial instruments [Line Items]
Suppliers past due on payments	$ 0	$ 0